CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 237	$ 3,940	$ 2,391
Accounts Receivable, Net	7,293	14,744	5,285
Inventory, Net	5,424	4,406	1,392
Prepaid Expenses and Other Current Assets	1,136	966	69
Total Current Assets	14,090	24,056	9,137
Property and Equipment
Property and Equipment	13,836	13,752	5,564
Accumulated Depreciation and Amortization	(3,668)	(3,151)	(2,213)
Property and Equipment, Net	10,168	10,601	3,351
Other Assets
Restricted Cash	43	43	43
Deferred Loan Costs	867	1,321	266
Intangible Assets, Net	248	183	170
Deposits	47	47	17
Total Other Assets	1,205	1,594	496
Total Assets	25,463	36,251	12,984
Current Liabilities
Accounts Payable	1,134	1,813	2,567
Accrued Expenses	3,049	2,760	1,251
Capital Leases, Current Portion	77	73	9
Loan Payable, Current Portion	4,023	1,855	149
Convertible Subordinated Notes, Current Portion	357
Derivative Liability	344
Total Current Liabilities	8,984	6,501	3,976
Long-Term Liabilities
Loan Payable	4,423	7,307	2,119
Convertible Subordinated Notes	8,532	12,500
Capital Leases, Long-Term	191	245
Total Long-Term Liabilities	13,146	20,052	2,119
Total Liabilities	22,130	26,553	6,095
Shareholders' Equity
Preferred Stock, $0.001 par value; 5,000,000 shares authorized and none outstanding
Common Stock, $0.001 par value; 495,000,000 shares authorized; 18,933,139 and 12,992,195 shares issued and outstanding at December 31, 2011 and 2010, respectively	29	19	13
Additional Paid in Capital	76,398	66,524	49,737
Accumulated Deficit	(73,210)	(56,935)	(42,933)
Accumulated Other Comprehensive Income	112	86	72
Stockholders' Equity Attributable to Parent, Total	3,329	9,694	6,889
Noncontrolling Interests	4	4
Total Equity	3,333	9,698	6,889
Total Liabilities and Shareholders' Equity	$ 25,463	$ 36,251	$ 12,984